SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

Management has performed a review of items occurring after year end to determine if there were any that would require adjustment to in disclosure in the accompanying consolidated financial statements noting no such items other than the following:

On January 3 and 20, 2022, the Company issued warrants to various shareholders giving them the right to purchase a total of 350,000 shares, with strike prices between $1.90 and $2.50. The warrants expire January 2027.

On January 25, 2023, the Company entered into a corporate research agreement with the University of Pittsburgh for the pre-clinical development of SNAP-CART cells targeting HER2. The Company agreed to pay $716,714 for performance-based milestones.

On January 27, 2023, the Company subsequently granted options to purchase an aggregate of 1,357,500 shares of our common stock under the 2022 Equity Incentive Plan, to various officers, directors, employees and consultants, at an average exercise price of $1.63 per share. The Company has also granted a stand-alone option to a former employee to purchase up to 100,000 shares of our common stock at an exercise price of $10 per share.

On February 14, 2023, the Company filed Form S-1: General form for Registration of Securities with the Securities and Exchange Commission, to register shares of its common stock in connection with a potential public offering. As of the date hereof, the S-1 has not been declared effective by the Securities and Exchange Commission.